Offerings - Offering: 1	Feb. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 829,437,965.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 114,546.00
Offering Note	(1) Aggregate number of securities to which transaction applies: As of February 25, 2026, the maximum aggregate number of common shares (the "Common Shares") of SunOpta Inc. (the "Company") to which this transaction applies is estimated to be 128,370,298, which consists of: (a) 118,358,568 issued and outstanding Common Shares; (b) 1,046,349 Common Shares underlying in-the-money stock options; (c) 988,829 Common Shares underlying outstanding restricted stock units ("RSUs"); (d) 1,873,764 Common Shares underlying outstanding performance stock units as to which vesting will be accelerated as a result of the transaction ("Vested PSUs"); (e) 6,089,333 Common Shares issuable in exchange for shares of Series B-1 Preferred Stock of the Company; and (f) 13,455 Common Shares available for issuance under the SunOpta Employee Stock Purchase Plan (the "ESPP"). (2) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"): Estimated solely for the purposes of calculating the filing fee, as of February 25, 2026, the underlying value of the transaction was calculated as the sum of: (a) the product of 118,358,568 Common Shares and the per share consideration of $6.50; (b) the product of 1,046,349 Common Shares underlying in-the-money stock options and $1.75, which is the difference between the per share consideration of $6.50 and the in-the-money stock options' weighted-average exercise price of $4.75; (c) the product of 988,829 Common Shares underlying RSUs and the per share consideration of $6.50; (d) the product of 1,873,764 Common Shares underlying Vested PSUs and the per share consideration of $6.50; (e) the product of 6,089,333 Common Shares issuable in exchange for shares of Series B-1 Preferred Stock of the Company and the per share consideration of $6.50; and (f) the product of 13,455 Common Shares available for issuance under the ESPP and the per share consideration of $6.50. (3) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in Note 2 by 0.00013810.